Employee Benefit Plans (Employee Savings Plans) (Narrative) (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Employee Benefit Plans [Abstract]
Defined Contribution Plan, Cost Recognized	$ 356	$ 330	$ 335
Employee Stock Ownership Plan (ESOP), Number of Allocated Shares	29.2
Employee Stock Ownership Plan (ESOP), Number of Suspense Shares	12.9
Employee Stock Ownership Plan (ESOP), Deferred Shares, Fair Value	$ 1,200